UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.



[INSERT SHAREHOLDER REPORT]

SEMI-ANNUAL REPORT
JUNE 30, 2004

                                                              [UMBRELLA GRAPHIC]

                  THE TRAVELERS SERIES TRUST:

                  EQUITY INCOME PORTFOLIO
                  LARGE CAP PORTFOLIO

[TRAVELERS LIFE AND ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................  1
SCHEDULES OF INVESTMENTS....................................  4
STATEMENTS OF ASSETS AND LIABILITIES........................  15
STATEMENTS OF OPERATIONS....................................  16
STATEMENTS OF CHANGES IN NET ASSETS.........................  17
NOTES TO FINANCIAL STATEMENTS...............................  19
FINANCIAL HIGHLIGHTS........................................  23

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]

                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates -- largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target rate(i) at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic product (GDP)(iii) increased at an annual rate of 3.90% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.10% increase in the last quarter of 2003.(iv)

PORTFOLIO PERFORMANCE

Within this environment, the Portfolios performed as follows:(1)

EQUITY INCOME PORTFOLIO

During the period ended June 30, 2004, the Equity Income Portfolio returned 0.53%. The Portfolio underperformed its unmanaged benchmark, the Russell 3000 Value Index,(v) and a comparative index, the Russell 1000 Value Index,(vi) which returned 4.23% and 3.94%, respectively. The Portfolio also underperformed its Lipper equity income variable funds category average, which returned 3.64%.(2)

(1) Each fund is an underlying investment option of various variable annuity and life products. Fund performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund. An investor may not invest directly in the fund. Past performance is no indication of future results.
(2) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 59 funds in the Lipper equity income variable funds category including the reinvestment of dividends and capital gains, if any.

LARGE CAP PORTFOLIO

The Large Cap Portfolio returned 2.60% for the period ended June 30, 2004. The Portfolio underperformed its unmanaged benchmark, the S&P 500 Index(vii), which returned 3.44%, but slightly outperformed its Lipper large cap core variable funds category average, which returned 2.37%.(3)

                         PERFORMANCE OF THE PORTFOLIOS
                              AS OF JUNE 30, 2004

                                                                6 MONTHS
                                                                --------
EQUITY INCOME PORTFOLIO.....................................     0.53%
Russell 3000 Value Index....................................     4.23%
Russell 1000 Value Index....................................     3.94%
Lipper Equity Income Variable Funds Category Average........     3.64%
LARGE CAP PORTFOLIO.........................................     2.60%
S&P 500 Index...............................................     3.44%
Lipper Large Cap Core Variable Funds Category Average.......     2.37%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance returns set forth above do not reflect the reduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the funds.

INFORMATION ABOUT YOUR FUNDS

In recent months several issues in the mutual fund and variable product industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing and other mutual fund and variable product issues in connection with various investigations. The funds have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

(3) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 215 funds in the Lipper large cap core variable funds category including the reinvestment of dividends and capital gains, if any.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. JAY GERKEN
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note an investor cannot invest directly in an index.

Past performance is no guarantee of future results. The performance returns set forth do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts, including but not limited to, administrative fees, account charges, and surrender charges, which if reflected, would reduce performance.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to pages 4 through 14 for a list and percentage breakdown of the fund's holdings.

The commentary provided is as of July 20, 2004 and is subject to change based on the market and other conditions. The views expressed are those of the portfolio manager and are not intended to be a forecast of future events, a guarantee of future results or investment advice. These views may differ from those of other portfolio managers or the firm as a whole.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(ii)  Source: June 2004 Consumer Confidence Index, The Conference Board.

(iii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(iv) Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.

(v) The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)

(vi) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth rates.

(vii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.9%
AUTOMOBILES -- 0.4%
    40,600              Ford Motor Co. .............................................  $    635,390
    23,500              Nissan Motor Co., Ltd., Sponsored ADR.......................       525,695
--------------------------------------------------------------------------------------------------
                                                                                         1,161,085
--------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
    73,400              Hilton Hotels Corp. ........................................     1,369,644
    16,100              Marriott International, Inc., Class A Shares................       803,068
--------------------------------------------------------------------------------------------------
                                                                                         2,172,712
--------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 2.0%
   217,333              InterActiveCorp+............................................     6,550,417
--------------------------------------------------------------------------------------------------
MEDIA -- 5.8%
    44,700              Belo Corp., Class A Shares..................................     1,200,195
    11,300              The DIRECTV Group, Inc.+....................................       193,230
     9,500              The McGraw Hill Cos., Inc. .................................       727,415
   199,000              The News Corp. Ltd., Sponsored ADR..........................     7,048,580
    44,100              Omnicom Group Inc. .........................................     3,346,749
   121,100              Viacom Inc., Class B Shares.................................     4,325,692
       700              Washington Post Co., Class B Shares.........................       651,007
    43,400              XM Satellite Radio Holdings Inc., Class A Shares+...........     1,184,386
--------------------------------------------------------------------------------------------------
                                                                                        18,677,254
--------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 0.8%
    64,400              J.C. Penney Co., Inc. ......................................     2,431,744
--------------------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 0.2%
    18,100              Polo Ralph Lauren Corp. ....................................       623,545
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER DISCRETIONARY................................    31,616,757
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.7%
BEVERAGES -- 0.3%
    20,400              The Coca-Cola Co. ..........................................     1,029,792
--------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 1.5%
    57,700              Albertson's, Inc. ..........................................     1,531,358
   127,600              Safeway Inc.+...............................................     3,233,384
--------------------------------------------------------------------------------------------------
                                                                                         4,764,742
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.0%
    91,900              McCormick & Co., Inc. ......................................     3,124,600
--------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.4%
    51,800              Colgate-Palmolive Co. ......................................     3,027,710
     4,200              Kimberly-Clark Corp. .......................................       276,696
    24,200              The Procter & Gamble Co. ...................................     1,317,448
--------------------------------------------------------------------------------------------------
                                                                                         4,621,854
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.2%
    17,200              The Estee Lauder Cos, Inc. .................................  $    839,016
    73,900              The Gillette Co. ...........................................     3,133,360
--------------------------------------------------------------------------------------------------
                                                                                         3,972,376
--------------------------------------------------------------------------------------------------
TOBACCO -- 0.3%
    16,200              Altria Group, Inc. .........................................       810,810
--------------------------------------------------------------------------------------------------
                        TOTAL CONSUMER STAPLES......................................    18,324,174
--------------------------------------------------------------------------------------------------
ENERGY -- 14.1%
ENERGY EQUIPMENT & SERVICES -- 1.7%
    75,300              ENSCO International Inc. ...................................     2,191,230
     9,400              Rowan Cos., Inc.+...........................................       228,702
     6,600              Smith International, Inc.+..................................       368,016
    56,160              Weatherford International Ltd.+.............................     2,526,077
--------------------------------------------------------------------------------------------------
                                                                                         5,314,025
--------------------------------------------------------------------------------------------------
OIL & GAS -- 12.4%
    24,800              Ashland Inc. ...............................................     1,309,688
    95,500              BP PLC, Sponsored ADR.......................................     5,115,935
   469,400              Burlington Resources, Inc. .................................    16,982,892
   363,610              Exxon Mobil Corp. ..........................................    16,147,920
--------------------------------------------------------------------------------------------------
                                                                                        39,556,435
--------------------------------------------------------------------------------------------------
                        TOTAL ENERGY................................................    44,870,460
--------------------------------------------------------------------------------------------------
FINANCIALS -- 25.1%
BANKS -- 8.4%
   109,500              Bank of America Corp. ......................................     9,265,890
    26,600              The Bank of New York Co., Inc. .............................       784,168
    75,400              Bank One Corp. .............................................     3,845,400
    28,900              Fifth Third Bancorp.........................................     1,554,242
    15,354              Northern Trust Corp. .......................................       649,167
    99,348              Wachovia Corp. .............................................     4,420,986
   113,850              Wells Fargo & Co. ..........................................     6,515,636
--------------------------------------------------------------------------------------------------
                                                                                        27,035,489
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 11.6%
    25,300              Allied Capital Corp. .......................................       617,826
    26,700              American Express Co. .......................................     1,371,846
 1,403,440              The Charles Schwab Corp. ...................................    13,487,058
   140,700              Fannie Mae..................................................    10,040,352
    99,800              J.P. Morgan Chase & Co. ....................................     3,869,246
    85,800              Morgan Stanley..............................................     4,527,666
    76,100              SLM Corp. ..................................................     3,078,245
--------------------------------------------------------------------------------------------------
                                                                                        36,992,239
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
INSURANCE -- 4.9%
    19,900              AFLAC, Inc. ................................................  $    812,119
   197,700              American International Group, Inc. .........................    14,092,056
     7,800              The Chubb Corp. ............................................       531,804
     7,100              Scottish Re Group Ltd. .....................................       165,075
--------------------------------------------------------------------------------------------------
                                                                                        15,601,054
--------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
     3,100              Apartment Investment & Management Co., Class A Shares.......        96,503
     8,800              Capital Automotive REIT.....................................       258,104
     3,400              CenterPoint Properties Trust................................       260,950
--------------------------------------------------------------------------------------------------
                                                                                           615,557
--------------------------------------------------------------------------------------------------
                        TOTAL FINANCIALS............................................    80,244,339
--------------------------------------------------------------------------------------------------
HEALTHCARE -- 6.3%
HEALTHCARE EQUIPMENT & SUPPLIES -- 0.9%
    60,700              Medtronic, Inc. ............................................     2,957,304
--------------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 1.6%
    11,400              Cardinal Health, Inc. ......................................       798,570
    36,700              McKesson Corp. .............................................     1,259,911
   102,100              Tenet Healthcare Corp.+.....................................     1,369,161
    27,300              UnitedHealth Group Inc. ....................................     1,699,425
--------------------------------------------------------------------------------------------------
                                                                                         5,127,067
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.8%
     5,400              Bristol-Myers Squibb Co. ...................................       132,300
     6,700              Johnson & Johnson...........................................       373,190
    52,700              Merck & Co. Inc. ...........................................     2,503,250
   230,930              Pfizer Inc. ................................................     7,916,280
    30,100              Wyeth.......................................................     1,088,416
--------------------------------------------------------------------------------------------------
                                                                                        12,013,436
--------------------------------------------------------------------------------------------------
                        TOTAL HEALTHCARE............................................    20,097,807
--------------------------------------------------------------------------------------------------
INDUSTRIALS -- 13.5%
AEROSPACE & DEFENSE -- 2.6%
   196,900              Goodrich Corp. .............................................     6,365,777
    10,155              Lockheed Martin Corp. ......................................       528,872
    26,200              Precision Castparts Corp. ..................................     1,432,878
--------------------------------------------------------------------------------------------------
                                                                                         8,327,527
--------------------------------------------------------------------------------------------------
AIRLINES -- 0.0%
        35              Continental Airlines Inc.+..................................           398
--------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
    54,900              R.R. Donnelley & Sons Co. ..................................     1,812,798
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 3.5%
     8,400              3M Co. .....................................................       756,084
   207,400              General Electric Co. .......................................     6,719,760
    97,500              Honeywell International Inc. ...............................     3,571,425
--------------------------------------------------------------------------------------------------
                                                                                        11,047,269
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
MACHINERY -- 4.0%
    24,600              Caterpillar Inc. ...........................................  $  1,954,224
    25,500              Deere & Co. ................................................     1,788,570
   210,700              Dover Corp. ................................................     8,870,470
     8,300              Pall Corp. .................................................       217,377
--------------------------------------------------------------------------------------------------
                                                                                        12,830,641
--------------------------------------------------------------------------------------------------
ROAD & RAIL -- 2.8%
    22,540              Landstar System, Inc.+......................................     1,191,690
   274,700              Norfolk Southern Corp. .....................................     7,285,044
    23,630              Werner Enterprises, Inc. ...................................       498,593
--------------------------------------------------------------------------------------------------
                                                                                         8,975,327
--------------------------------------------------------------------------------------------------
                        TOTAL INDUSTRIALS...........................................    42,993,960
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 8.4%
COMMUNICATIONS EQUIPMENT -- 0.1%
    10,600              Nokia Oyj, Sponsored ADR....................................       154,124
--------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 5.2%
    24,700              Apple Computer, Inc.+.......................................       803,738
    23,200              EMC Corp.+..................................................       264,480
   174,700              International Business Machines Corp. ......................    15,399,805
--------------------------------------------------------------------------------------------------
                                                                                        16,468,023
--------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
    38,900              Diebold, Inc. ..............................................     2,056,643
--------------------------------------------------------------------------------------------------
SOFTWARE -- 2.5%
   269,500              Microsoft Corp. ............................................     7,696,920
     2,100              Salesforce.com, Inc.+.......................................        33,747
    12,300              Take-Two Interactive Software, Inc.+........................       376,872
--------------------------------------------------------------------------------------------------
                                                                                         8,107,539
--------------------------------------------------------------------------------------------------
                        TOTAL INFORMATION TECHNOLOGY................................    26,786,329
--------------------------------------------------------------------------------------------------
MATERIALS -- 5.0%
CHEMICALS -- 3.5%
    83,200              Air Products & Chemicals, Inc. .............................     4,363,840
    99,100              Eastman Chemical Co. .......................................     4,581,393
    40,700              FMC Corp.+..................................................     1,754,577
    22,800              Lyondell Chemical Co. ......................................       396,492
--------------------------------------------------------------------------------------------------
                                                                                        11,096,302
--------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.6%
    94,961              Smurfit-Stone Container Corp.+..............................     1,894,472
--------------------------------------------------------------------------------------------------
METALS & MINING -- 0.9%
    37,800              Alcoa Inc. .................................................     1,248,534
    25,100              International Steel Group, Inc.+............................       746,725
    11,400              Nucor Corp. ................................................       875,064
--------------------------------------------------------------------------------------------------
                                                                                         2,870,323
--------------------------------------------------------------------------------------------------
                        TOTAL MATERIALS.............................................    15,861,097
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                            EQUITY INCOME PORTFOLIO

  SHARES                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 7.6%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.6%
   233,000              SBC Communications Inc. ....................................  $  5,650,250
   197,600              Sprint Corp., Series 1 FON Shares...........................     3,477,760
   421,800              Verizon Communications Inc. ................................    15,264,942
--------------------------------------------------------------------------------------------------
                        TOTAL TELECOMMUNICATION SERVICES............................    24,392,952
--------------------------------------------------------------------------------------------------
UTILITIES -- 1.3%
ELECTRIC UTILITIES -- 1.3%
    42,800              American Electric Power Co., Inc. ..........................     1,369,600
    49,500              Entergy Corp. ..............................................     2,772,495
--------------------------------------------------------------------------------------------------
                        TOTAL UTILITIES.............................................     4,142,095
--------------------------------------------------------------------------------------------------
                        TOTAL COMMON STOCK (Cost -- $294,522,130)...................   309,329,970
--------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 0.2%
--------------------------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.2%
     4,400              Xerox Corp., 6.250% (Cost -- $572,132)......................       582,560
--------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                          SECURITY                               VALUE
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
$9,215,000              State Street Bank & Trust Co. dated 6/30/04, 1.150% due
                          7/1/04; Proceeds at maturity -- $9,215,294; (Fully
                          collateralized by Federal Home Loan Bank Notes, 2.080% due
                          6/30/06; Market value -- $9,400,050)
                          (Cost -- $9,215,000)......................................     9,215,000
--------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100.0% (Cost -- $304,309,262*).........  $319,127,530
--------------------------------------------------------------------------------------------------

+   Non-income producing security.
*   Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:

    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.3%
HOTELS, RESTAURANTS & LEISURE -- 0.7%
   156,551   Hilton Group PLC............................................  $    783,320
   180,421   Rank Group PLC..............................................       981,256
---------------------------------------------------------------------------------------
                                                                              1,764,576
---------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
    25,141   Garmin Ltd. ................................................       931,223
---------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 1.0%
    22,500   Amazon.com, Inc.+...........................................     1,224,000
    14,100   eBay Inc.+..................................................     1,296,495
---------------------------------------------------------------------------------------
                                                                              2,520,495
---------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
    58,500   Konica Minolta Holdings, Inc. ..............................       805,716
---------------------------------------------------------------------------------------
MEDIA -- 8.4%
    16,348   Antena 3 de Television SA+..................................       866,237
    29,100   Belo Corp., Class A Shares..................................       781,335
    19,124   British Sky Broadcasting PLC, Sponsored ADR+................       870,333
    53,650   Citadel Broadcasting Co.+...................................       781,680
    36,900   Comcast Corp., Special Class A Shares+......................     1,018,809
     3,400   Dow Jones & Co., Inc. ......................................       153,340
    18,600   The News Corp. Ltd., Sponsored ADR..........................       658,812
    13,900   Pixar, Inc.+................................................       966,189
   343,800   Time Warner Inc.+...........................................     6,044,004
    40,980   Tribune Co. ................................................     1,866,229
    36,100   Univision Communications Inc., Class A Shares+..............     1,152,673
    56,231   Viacom Inc., Class B Shares.................................     2,008,571
    37,500   Vivendi Universal SA, Sponsored ADR.........................     1,046,250
   157,200   The Walt Disney Co. ........................................     4,007,028
---------------------------------------------------------------------------------------
                                                                             22,221,490
---------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.9%
    97,000   Wal-Mart Stores, Inc. ......................................     5,117,720
---------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.4%
    84,800   The Gap, Inc. ..............................................     2,056,400
    93,300   The Home Depot, Inc. .......................................     3,284,160
    23,800   The Sherwin-Williams Co. ...................................       988,890
---------------------------------------------------------------------------------------
                                                                              6,329,450
---------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 1.3%
    25,300   NIKE Inc., Class B Shares...................................     1,916,475
    40,900   Polo Ralph Lauren Corp. ....................................     1,409,005
---------------------------------------------------------------------------------------
                                                                              3,325,480
---------------------------------------------------------------------------------------
             TOTAL CONSUMER DISCRETIONARY................................    43,016,150
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.8%
BEVERAGES -- 1.8%
    61,700   The Coca-Cola Co. ..........................................  $  3,114,616
    32,700   PepsiCo, Inc. ..............................................     1,761,876
---------------------------------------------------------------------------------------
                                                                              4,876,492
---------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.7%
    71,800   Safeway Inc.+...............................................     1,819,412
---------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.7%
    41,500   Kellogg Co. ................................................     1,736,775
---------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.3%
    19,900   Colgate-Palmolive Co. ......................................     1,163,155
    39,600   The Procter & Gamble Co. ...................................     2,155,824
---------------------------------------------------------------------------------------
                                                                              3,318,979
---------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 2.1%
    56,550   Alberto-Culver Co., Class B Shares..........................     2,835,417
    65,100   The Gillette Co. ...........................................     2,760,240
---------------------------------------------------------------------------------------
                                                                              5,595,657
---------------------------------------------------------------------------------------
TOBACCO -- 0.2%
     8,800   Altria Group, Inc. .........................................       440,440
---------------------------------------------------------------------------------------
             TOTAL CONSUMER STAPLES......................................    17,787,755
---------------------------------------------------------------------------------------
ENERGY -- 5.6%
ENERGY EQUIPMENT & SERVICES -- 2.1%
    18,500   Baker Hughes Inc. ..........................................       696,525
    15,600   Nabors Industries, Ltd.+....................................       705,432
    31,900   Rowan Cos., Inc.+...........................................       776,127
    53,100   Schlumberger Ltd. ..........................................     3,372,381
---------------------------------------------------------------------------------------
                                                                              5,550,465
---------------------------------------------------------------------------------------
OIL & GAS -- 3.5%
    28,200   ChevronTexaco Corp. ........................................     2,653,902
    87,400   Exxon Mobil Corp. ..........................................     3,881,434
    21,800   Valero Energy Corp. ........................................     1,607,968
    38,075   XTO Energy, Inc. ...........................................     1,134,254
---------------------------------------------------------------------------------------
                                                                              9,277,558
---------------------------------------------------------------------------------------
             TOTAL ENERGY................................................    14,828,023
---------------------------------------------------------------------------------------
FINANCIALS -- 12.4%
BANKS -- 3.8%
    29,700   Bank of America Corp. ......................................     2,513,214
    65,300   The Bank of New York Co., Inc. .............................     1,925,044
    75,300   Bank One Corp. .............................................     3,840,300
    31,600   Wells Fargo & Co. ..........................................     1,808,468
---------------------------------------------------------------------------------------
                                                                             10,087,026
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.5%
    77,100   American Express Co. .......................................  $  3,961,398
    47,600   Ameritrade Holding Corp.+...................................       540,260
    69,100   The Charles Schwab Corp. ...................................       664,051
    14,655   Deutsche Boerse AG..........................................       745,647
    65,900   Knight Trading Group, Inc.+.................................       660,318
     9,000   Legg Mason, Inc. ...........................................       819,090
    73,300   MBNA Corp. .................................................     1,890,407
    83,900   Morgan Stanley..............................................     4,427,403
     3,590   SFCG Co., Ltd. .............................................       719,018
---------------------------------------------------------------------------------------
                                                                             14,427,592
---------------------------------------------------------------------------------------
INSURANCE -- 3.1%
    13,200   Ambac Financial Group, Inc. ................................       969,408
    89,450   American International Group, Inc. .........................     6,375,996
    13,000   The Hartford Financial Services Group, Inc. ................       893,620
---------------------------------------------------------------------------------------
                                                                              8,239,024
---------------------------------------------------------------------------------------
             TOTAL FINANCIALS............................................    32,753,642
---------------------------------------------------------------------------------------
HEALTHCARE -- 16.2%
BIOTECHNOLOGY -- 2.0%
    31,600   Cephalon, Inc.+.............................................     1,706,400
    18,100   Gilead Sciences, Inc.+......................................     1,212,700
    33,300   MedImmune, Inc.+............................................       779,220
    61,600   Millennium Pharmaceuticals, Inc.+...........................       850,080
    43,120   Protein Design Labs, Inc.+..................................       824,886
---------------------------------------------------------------------------------------
                                                                              5,373,286
---------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 2.9%
    45,300   Baxter International, Inc. .................................     1,563,303
    41,300   Boston Scientific Corp.+....................................     1,767,640
    54,100   Medtronic, Inc. ............................................     2,635,752
    32,600   Stryker Corp. ..............................................     1,793,000
---------------------------------------------------------------------------------------
                                                                              7,759,695
---------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 0.4%
    16,200   UnitedHealth Group Inc. ....................................     1,008,450
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.9%
    23,200   Allergan, Inc. .............................................     2,076,864
    46,900   AstraZeneca PLC, Sponsored ADR..............................     2,140,516
    65,200   Bristol-Myers Squibb Co. ...................................     1,597,400
    43,700   Eli Lilly and Co. ..........................................     3,055,067
    30,000   Forest Laboratories, Inc.+..................................     1,698,900
    48,300   Johnson & Johnson...........................................     2,690,310
    21,200   Medicis Pharmaceutical Corp., Class A Shares................       846,940
   103,180   Merck & Co. Inc. ...........................................     4,901,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
PHARMACEUTICALS -- 10.9% (CONTINUED)
   214,360   Pfizer Inc. ................................................  $  7,348,261
    23,507   Roche Holding AG............................................     2,328,355
---------------------------------------------------------------------------------------
                                                                             28,683,663
---------------------------------------------------------------------------------------
             TOTAL HEALTHCARE............................................    42,825,094
---------------------------------------------------------------------------------------
INDUSTRIALS -- 11.9%
AEROSPACE & DEFENSE -- 1.0%
    31,800   The Boeing Co. .............................................     1,624,662
    20,100   Precision Castparts Corp. ..................................     1,099,269
---------------------------------------------------------------------------------------
                                                                              2,723,931
---------------------------------------------------------------------------------------
AIRLINES -- 0.5%
    75,500   Southwest Airlines Co. .....................................     1,266,135
---------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.8%
    51,000   American Standard Cos. Inc.+................................     2,055,810
---------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
    13,000   DST Systems, Inc.+..........................................       625,170
---------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 7.0%
    32,500   3M Co. .....................................................     2,925,325
   236,000   General Electric Co. .......................................     7,646,400
    81,000   Honeywell International Inc. ...............................     2,967,030
   145,900   Tyco International Ltd. ....................................     4,835,126
---------------------------------------------------------------------------------------
                                                                             18,373,881
---------------------------------------------------------------------------------------
MACHINERY -- 2.0%
    48,900   Caterpillar Inc. ...........................................     3,884,616
    48,625   Graco Inc. .................................................     1,509,806
---------------------------------------------------------------------------------------
                                                                              5,394,422
---------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
    17,900   W.W. Grainger, Inc. ........................................     1,029,250
---------------------------------------------------------------------------------------
             TOTAL INDUSTRIALS...........................................    31,468,599
---------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 23.4%
COMMUNICATIONS EQUIPMENT -- 4.1%
     3,600   CIENA Corp.+................................................        13,392
   303,861   Cisco Systems, Inc.+........................................     7,201,506
    45,900   Juniper Networks, Inc.+.....................................     1,127,763
    89,800   Motorola, Inc. .............................................     1,638,850
    29,400   UTStarcom, Inc.+............................................       889,350
---------------------------------------------------------------------------------------
                                                                             10,870,861
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.9%
    71,400   Apple Computer, Inc.+.......................................     2,323,356
   148,200   Dell Inc.+..................................................     5,308,524
   156,200   EMC Corp.+..................................................     1,780,680
    25,900   International Business Machines Corp. ......................     2,283,085

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 4.9% (CONTINUED)
    22,400   Storage Technology Corp.+...................................  $    649,600
   167,000   Toshiba Corp. ..............................................       670,474
---------------------------------------------------------------------------------------
                                                                             13,015,719
---------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
     5,300   Molex Inc. .................................................       170,024
   174,400   Solectron Corp.+............................................     1,128,368
    39,600   Thermo Electron Corp.+......................................     1,217,304
    32,400   Vishay Intertechnology, Inc.+...............................       601,992
---------------------------------------------------------------------------------------
                                                                              3,117,688
---------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.9%
   102,786   CNET Networks, Inc.+........................................     1,137,841
   109,200   Yahoo! Inc.+................................................     3,967,236
---------------------------------------------------------------------------------------
                                                                              5,105,077
---------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 6.2%
    51,400   Altera Corp.+...............................................     1,142,108
    61,000   Analog Devices, Inc.+.......................................     2,871,880
    50,800   Applied Materials, Inc.+....................................       996,696
   203,600   Intel Corp. ................................................     5,619,360
    12,300   KLA-Tencor Corp.+...........................................       607,374
    58,800   Marvell Technology Group Ltd.+..............................     1,569,960
   115,700   Texas Instruments Inc. .....................................     2,797,626
    12,500   Tokyo Electron Ltd. ........................................       699,620
---------------------------------------------------------------------------------------
                                                                             16,304,624
---------------------------------------------------------------------------------------
SOFTWARE -- 5.1%
    25,000   Amdocs Ltd.+................................................       585,750
    45,850   Ascential Software Corp.+...................................       733,142
   363,700   Microsoft Corp..............................................    10,387,272
   144,400   Oracle Corp.+...............................................     1,722,692
---------------------------------------------------------------------------------------
                                                                             13,428,856
---------------------------------------------------------------------------------------
             TOTAL INFORMATION TECHNOLOGY................................    61,842,825
---------------------------------------------------------------------------------------
MATERIALS -- 1.2%
CHEMICALS -- 0.9%
    63,600   Monsanto Co. ...............................................     2,448,600
---------------------------------------------------------------------------------------
METALS & MINING -- 0.3%
    20,800   Newmont Mining Corp. .......................................       806,208
---------------------------------------------------------------------------------------
             TOTAL MATERIALS.............................................     3,254,808
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                              LARGE CAP PORTFOLIO

  SHARES                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
    28,100   PT Indonesian Satellite Corp. ADR...........................  $    595,720
    42,900   PT Telekomunikasi Indonesia, Sponsored ADR..................       667,095
    50,800   SBC Communications Inc. ....................................     1,231,900
    75,300   Verizon Communications Inc. ................................     2,725,107
---------------------------------------------------------------------------------------
                                                                              5,219,822
---------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
    70,000   Nextel Communications, Inc., Class A Shares+................     1,866,200
    74,300   Nextel Partners, Inc.+......................................     1,182,856
---------------------------------------------------------------------------------------
                                                                              3,049,056
---------------------------------------------------------------------------------------
             TOTAL TELECOMMUNICATION SERVICES............................     8,268,878
---------------------------------------------------------------------------------------
             TOTAL COMMON STOCK (Cost -- $242,709,766)...................   256,045,774
---------------------------------------------------------------------------------------
   FACE
  AMOUNT                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
$8,306,000   State Street Bank & Trust Co. dated 6/30/04, 1.150% due
               7/1/04; Proceeds at maturity -- $8,306,265; (Fully
               collateralized by Fannie Mae Bonds, 6.250% due 5/15/29;
               Market value -- $8,472,150) (Cost -- $8,306,000)..........     8,306,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $251,015,766*).........  $264,351,774
---------------------------------------------------------------------------------------

 +  Non-income producing security.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

    Abbreviation used in this schedule:

    ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2004

                                                              EQUITY INCOME    LARGE CAP
                                                                PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost......................................  $304,309,262    $251,015,766
  Foreign currency, at cost.................................           664          58,308
------------------------------------------------------------------------------------------
  Investments, at value.....................................  $319,127,530    $264,351,774
  Foreign currency, at value................................           649          58,842
  Cash......................................................            59             835
  Receivable for securities sold............................     1,680,072         318,066
  Dividends and interest receivable.........................       309,550         188,943
  Receivable for Fund shares sold...........................       106,552          20,463
  Other receivables.........................................        28,918          14,225
------------------------------------------------------------------------------------------
  TOTAL ASSETS..............................................   321,253,330     264,953,148
------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased..........................     1,212,578          93,605
  Investment advisory fees payable..........................       193,301         160,573
  Payable for Fund shares reacquired........................       115,431         643,953
  Administration fees payable...............................        15,508          12,842
  Accrued expenses..........................................        47,652          37,453
------------------------------------------------------------------------------------------
  TOTAL LIABILITIES.........................................     1,584,470         948,426
------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $319,668,860    $264,004,722
------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital...........................................  $296,340,986    $352,401,410
  Undistributed net investment income.......................     1,552,445         381,315
  Accumulated net realized gain (loss) from investment
    transactions............................................     6,957,176    (102,115,675)
  Net unrealized appreciation of investments and foreign
    currencies..............................................    14,818,253      13,337,672
------------------------------------------------------------------------------------------
TOTAL NET ASSETS............................................  $319,668,860    $264,004,722
------------------------------------------------------------------------------------------
SHARES OUTSTANDING..........................................    19,617,462      19,522,398
------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE..................................        $16.30          $13.52
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                              EQUITY INCOME   LARGE CAP
                                                                PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..................................................   $    50,484    $   37,336
  Dividends.................................................     2,673,589     1,355,962
  Less: Foreign withholding tax.............................        (3,753)       (8,828)
----------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME...................................     2,720,320     1,384,470
----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2).........................     1,154,812       891,592
  Administration fees (Note 2)..............................        92,384        71,328
  Custody...................................................        44,758        21,236
  Audit and legal...........................................        20,451        21,664
  Shareholder communications................................        13,958        11,934
  Trustees' fees............................................         3,500         3,500
  Transfer agency services..................................         2,083         2,501
  Other.....................................................           871           886
----------------------------------------------------------------------------------------
  TOTAL EXPENSES............................................     1,332,817     1,024,641
  Less: Expense reimbursement (Note 7)......................       (66,888)      (27,388)
----------------------------------------------------------------------------------------
  NET EXPENSES..............................................     1,265,929       997,253
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME.......................................     1,454,391       387,217
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTES 3 AND 5):
  Realized Gain (Loss) From:
    Investment transactions.................................     7,893,261     7,399,451
    Foreign currency transactions...........................           (46)       (2,025)
----------------------------------------------------------------------------------------
  NET REALIZED GAIN.........................................     7,893,215     7,397,426
----------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) From:
    Investments.............................................    (7,811,537)     (438,929)
    Foreign currencies......................................           (24)          261
----------------------------------------------------------------------------------------
  DECREASE IN NET UNREALIZED APPRECIATION...................    (7,811,561)     (438,668)
----------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES..............        81,654     6,958,758
----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS......................   $ 1,536,045    $7,345,975
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                  EQUITY INCOME PORTFOLIO                         2004           2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $  1,454,391   $  2,542,748
  Net realized gain.........................................     7,893,215     21,027,902
  Increase (decrease) in net unrealized appreciation........    (7,811,561)    41,407,182
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................     1,536,045     64,977,832
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (109,303)    (2,393,549)
  Net realized gains........................................    (7,091,255)            --
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................    (7,200,558)    (2,393,549)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................    28,155,630     54,800,464
  Net asset value of shares issued for reinvestment of
    dividends...............................................     7,200,558      2,393,549
  Cost of shares reacquired.................................    (7,516,642)   (13,294,129)
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    27,839,546     43,899,884
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    22,175,033    106,484,167
NET ASSETS:
  Beginning of period.......................................   297,493,827    191,009,660
-----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $319,668,860   $297,493,827
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........    $1,552,445       $207,403
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                    LARGE CAP PORTFOLIO                           2004           2003
-----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $    387,217   $    847,060
  Net realized gain (loss)..................................     7,397,426     (4,096,983)
  Increase (decrease) in net unrealized appreciation........      (438,668)    47,412,211
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM OPERATIONS....................     7,345,975     44,162,288
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (43,079)      (808,832)
-----------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS............................................       (43,079)      (808,832)
-----------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares..........................    41,806,043     25,978,086
  Net asset value of shares issued for reinvestment of
    dividends...............................................        43,079        808,832
  Cost of shares reacquired.................................   (12,946,941)   (22,203,616)
-----------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS.......    28,902,181      4,583,302
-----------------------------------------------------------------------------------------
INCREASE IN NET ASSETS......................................    36,205,077     47,936,758
NET ASSETS:
  Beginning of period.......................................   227,799,645    179,862,887
-----------------------------------------------------------------------------------------
  END OF PERIOD*............................................  $264,004,722   $227,799,645
-----------------------------------------------------------------------------------------
* Includes undistributed net investment income of: .........      $381,315        $39,202
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Equity Income and Large Cap Portfolios ("Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and fourteen other separate investment funds: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock, Disciplined Mid Cap Stock, U.S. Government Securities, Social Awareness Stock, Pioneer Fund, Convertible Securities, MFS Mid Cap Growth, Merrill Lynch Large Cap Core, Zero Coupon Bond Fund (Series 2005) and MFS Value Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports. The Funds and the other investment funds of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Funds intend to comply with the provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     In addition, the Equity Income and Large Cap Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current forward rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

     2.  MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup, Inc. provides the funds with investment management related services. For these services TAMIC receives an investment advisory fee that is calculated at the annual rate of 0.75% of each Fund's respective average daily net assets. These fees are calculated daily and paid monthly. TAMIC has entered into a sub-advisory agreement with Fidelity Management & Research Company ("FMR"). Pursuant to the sub-advisory agreement FMR is responsible for the day-

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

to-day fund operations and investment decisions. For its services as each Fund's sub-adviser, FMR is paid a portion of TAMIC's management fee that is computed at an annual rate of 0.45% of each Fund's respective average daily net assets.

     The Travelers Insurance Company ("TIC"), another wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of each respective Fund's average daily net assets. The fee is calculated daily and paid monthly. TIC has entered into a sub-administration service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the respective average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's respective average daily net assets. Previously, Fidelity Service Company, Inc., an affiliate of FMR, maintained each Fund's accounting records.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, or its affiliates received brokerage commissions of $168 for Large Cap Portfolio.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries.

     3.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments), were as follows:

                                                               PURCHASES         SALES
------------------------------------------------------------------------------------------
Equity Income Portfolio.....................................  $194,084,853    $179,835,572
Large Cap Portfolio.........................................    94,446,875      67,565,341
------------------------------------------------------------------------------------------

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                                NET
                                                                                             UNREALIZED
                                                              APPRECIATION   DEPRECIATION   APPRECIATION
--------------------------------------------------------------------------------------------------------
Equity Income Portfolio.....................................  $25,905,152    $(11,086,884)  $14,818,268
Large Cap Portfolio.........................................   26,806,726    (13,470,718)    13,336,008
--------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     5.  FORWARD FOREIGN CURRENCY CONTRACTS

     The Funds may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

     At June 30, 2004, Equity Income Portfolio and Large Cap Portfolio did not have any open forward foreign currency contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     6.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               JUNE 30, 2004     DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO
Shares sold.................................................     1,693,572           3,752,047
Shares issued on reinvestment...............................       443,931             144,451
Shares reacquired...........................................      (454,275)           (944,979)
--------------------------------------------------------------------------------------------------
Net Increase................................................     1,683,228           2,951,519
--------------------------------------------------------------------------------------------------
LARGE CAP PORTFOLIO
Shares sold.................................................     3,206,919           2,190,153
Shares issued on reinvestment...............................         3,208              61,461
Shares reacquired...........................................      (966,204)         (1,928,969)
--------------------------------------------------------------------------------------------------
Net Increase................................................     2,243,923             322,645
--------------------------------------------------------------------------------------------------

     7.  EXPENSE REDUCTIONS

     Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. For the six months ended June 30, 2004, all of the applicable expense reductions are noted in the table below.

                                                               BROKERAGE
                                                                SERVICE
                                                              ARRANGEMENTS
--------------------------------------------------------------------------
Equity Income Portfolio.....................................    $66,888
Large Cap Portfolio.........................................     27,388
--------------------------------------------------------------------------

     8.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described above through a waiver of their fees. The amount paid to each Fund is as follows:

------------------------------------------------------------------
Equity Income Portfolio.....................................  $111
Large Cap Portfolio.........................................   111
------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     9.  SUBSEQUENT EVENT

     The Board of Trustees of the Trust, on behalf of each Fund, has approved an amendment to the investment advisory agreement between each Fund and TAMIC and an amendment to the sub-advisory agreement between TAMIC and FMR. Effective September 1, 2004, the investment advisory fee and sub-advisory fee will be revised from the annual rates of 0.75% and 0.45%, respectively, of the average daily net assets of each Fund, to a fee calculated at the annual rates in accordance with the following schedule:

                                                               INVESTMENT    SUB-ADVISORY
                                                              ADVISORY FEE       FEE
-----------------------------------------------------------------------------------------
AVERAGE DAILY NET ASSETS
First $250 million..........................................     0.75%          0.45%
Next $500 million...........................................     0.70%          0.40%
Over $750 million...........................................     0.65%          0.35%
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

EQUITY INCOME PORTFOLIO                      2004(1)       2003      2002(2)     2001(2)     2000(2)     1999(2)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $16.59      $12.75      $14.99      $16.26      $15.05      $15.41
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income....................      0.07        0.14        0.16        0.20        0.13        0.13
  Net realized and unrealized gain
    (loss).................................      0.02        3.83       (2.25)      (1.27)       1.24        0.59
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations........      0.09        3.97       (2.09)      (1.07)       1.37        0.72
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income....................     (0.01)      (0.13)      (0.15)      (0.16)      (0.16)      (0.12)
  Net realized gains.......................     (0.37)         --          --       (0.04)         --       (0.63)
  In excess of net realized gains..........        --          --          --          --          --       (0.33)
-----------------------------------------------------------------------------------------------------------------
Total Distributions........................     (0.38)      (0.13)      (0.15)      (0.20)      (0.16)      (1.08)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............    $16.30      $16.59      $12.75      $14.99      $16.26      $15.05
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)............................      0.53%++    31.17%     (13.94)%     (6.61)%      9.13%       4.92%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)..........  $319,669    $297,494    $191,010    $200,389    $170,727    $130,553
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)..............................      0.87%+      0.87%       0.84%       0.85%       0.87%       0.88%
  Net investment income....................      0.94+       1.11        1.14        1.28        1.17        0.85
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....................        60%        141%        131%        121%        151%        201%
-----------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

          LARGE CAP PORTFOLIO            2004(1)       2003      2002(2)     2001(2)     2000(2)     1999(2)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...    $13.18      $10.61      $13.82      $16.81      $21.11      $17.44
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income................      0.02        0.05        0.05        0.07        0.03        0.05
  Net realized and unrealized gain
    (loss).............................      0.32        2.57       (3.20)      (2.98)      (3.05)       4.94
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations....      0.34        2.62       (3.15)      (2.91)      (3.02)       4.99
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income................     (0.00)*     (0.05)      (0.06)      (0.07)      (0.02)      (0.03)
  In excess of net investment income...        --          --          --          --       (0.01)         --
  Net realized gains...................        --          --          --       (0.01)      (0.94)      (1.29)
  In excess of net realized gains......        --          --          --          --       (0.31)         --
-------------------------------------------------------------------------------------------------------------
Total Distributions....................     (0.00)*     (0.05)      (0.06)      (0.08)      (1.28)      (1.32)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........    $13.52      $13.18      $10.61      $13.82      $16.81      $21.11
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)........................      2.60%++    24.67%     (22.79)%    (17.33)%    (14.48)%     29.24%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)......  $264,005    $227,800    $179,863    $249,292    $277,897    $202,128
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)..........................      0.86%+      0.86%       0.85%       0.83%       0.84%       0.87%
  Net investment income................      0.33+       0.43        0.44        0.50        0.15        0.25
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE................        29%         60%         95%        131%         96%         90%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 * Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 + Annualized.

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------


TRUSTEES                                   INVESTMENT ADVISER
R. Jay Gerken, CFA
  Chairman                                 Travelers Asset Management International Company LLC
Frances M. Hawk, CFA, CFP
Lewis Mandell                              ADMINISTRATOR
Robert E. McGill, III
                                           The Travelers Insurance Company
OFFICERS
                                           CUSTODIAN
R. Jay Gerken, CFA
President and                              State Street Bank and Trust Company
Chief Executive Officer
                                           TRANSFER AGENT
Andrew B. Shoup
Senior Vice President and                  Citicorp Trust Bank, fsb.
Chief Administrative Officer

William D. Wilcox*
Chief Compliance Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Kathleen A. McGah
Secretary

Ernest J. Wright
Assistant Secretary
---------------
* As of July 23, 2004.

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity and life contract owners and is not an offer of shares of The Travelers Series Trust:
Equity Income and Large Cap Portfolios. All the Funds contained in this report may not be available under your variable annuity or life contract.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-842-9368 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-842-9368 and by visiting the SEC's website at www.sec.gov.

Series Trust (Semi-Annual) (8-04) Printed in U.S.A.

ITEM 2.   CODE OF ETHICS.

          Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not Applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.


          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust

By:   /s/ R. Jay Gerken
      -----------------------
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust
Date: September 8, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      -----------------------
      R. Jay Gerken
      Chief Executive Officer of
      The Travelers Series Trust
Date: September 8, 2004

By:   /s/ Andrew B. Shoup
      ------------------------
      Andrew B. Shoup
      Chief Administrative Officer of
      The Travelers Series Trust

Date: September 8, 2004